Income Taxes - Schedule of Reconciliation of Income Tax Expense at Official Rate to Actual Income Tax Expense (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [Line Items]
Loss before income tax	$ (51,494)	R$ (170,343)	R$ (151,896)	R$ (99,433)
Reconciliation of income tax expense	15,767	52,156	47,786	28,020
Non-deductible expenses	(1,325)	(4,382)	(881)	(779)
Unrecognized deferred tax benefits	(14,444)	(47,776)	(46,542)	(26,726)
Other			R$ (364)	(595)
Income tax expense	$ (1)	R$ (2)		R$ (80)
Effective tax rate	0.00%	0.00%	0.00%	0.08%
Income tax expense	$ (1)	R$ (2)		R$ (80)
Weighted average [member]
Disclosure of reconciliation of income tax expense at statutory rate to actual income tax expense [Line Items]
Tax rate	30.62%	30.62%	31.46%	28.18%